SunAmerica Asset Management Corp.
733 Third Avenue, Third Floor
New York, NY 10017


March 4, 1996


EDGAR Postmaster, BDM: Postmaster


Re:  SunAmerica Series Trust
     Securities Act File No. 33- 52742
     Post-Effective Amendment No. 6

Ladies and Gentlemen:

     I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced Trust, dated February 29, 1996, no changes were made from the Prospectus and the Statement of Additional Information contained in of the Post Effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A, which was filed with the Commission on February 29, 1996.

     Please provide a Notice of Acceptance for receipt of this filing.


                    Very truly yours

                    /s/ Robert M. Zakem
                    Robert M. Zakem
                    Senior Vice President
                    and General Counsel